Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 514	$ 511
Work-in-process	42	38
Raw materials and supplies	155	163
Total	$ 711	$ 712